Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Total		¥ 80,323	¥ 74,194	¥ 157,747	¥ 147,507
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		558	(4,119)	(96)	7,855
Realized gain on investments in equity securities held for operating purposes		344	74	387	656
Equity in earnings of affiliates		8,408	10,945	15,430	12,003
Corporate items		1,597	(5,266)	1,751	(9,572)
Other	[1]	6,418	11,450	13,462	7,909
Total		¥ 17,325	¥ 13,084	¥ 30,934	¥ 18,851

[1]	Includes the impact of Nomura's own creditworthiness.